Accounts Receivable	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Accounts Receivable
9.	Accounts Receivable

(in thousands)	Note	June 30 2020	December 31 2019
Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$2,836	$4,350
Other accounts receivable		408	2,788

Total accounts receivable		$3,244	$7,138